Schedule of Stock Options Granted and Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Options,, beginning balance	1,137,479	792,857
Weighted average exercise price, beginning balance	$ 5.18	$ 3.64
Options, granted	367,500	511,764
Weighted average exercise price, options granted	$ 1.63	$ 7.00
Options, cancelled	(3,571)	(21,875)
Weighted average exercise price, options Cancelled	$ (4.38)	$ (4.38)
Options, forfeited	(143,286)	(145,157)
Weighted average exercise price, options forfeited	$ (3.77)	$ (2.57)
Options,, ending balance	1,358,122	1,137,479
Weighted average exercise price, ending balance	$ 4.37	$ 5.18
Options,, exercisable	1,132,861	825,847
Weighted average exercise price, exercisable	$ 4.59	$ 5.38